Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

For the year ended December 31, 2013 and 2014, the provision for income taxes was calculated as follows:

	For the year ended December 31,
	2013	2014
Current:
Federal	$—	$—
State	800	1,506

Total	800	1,506
Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$800	$1,506

Reconciliation of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the year ended December 31,
	2013	2014
Income tax at statutory rate	$(3,139,368)	$(5,393,944)
State liability	(321,058)	(813,039)
Permanent items	6,932	14,374
Stock Compensation	171,003	159,128
Nondeductible Interest	395,089	399,249
Expiration of net operating losses	188,316	1,136,317
Other	(6,723)	339,636
Research and development credit	(103,500)	(127,491)
Valuation allowance	2,810,109	4,287,276

Provision for income tax	$800	$1,506

Summary of Deferred Tax Assets

The tax effects of carryforwards that give rise to deferred tax assets consist of the following:

	For the year ended December 31,
	2013	2014
Net operating loss carryforward	$43,666,636	$47,329,815
Research and development credits	5,114,652	5,242,144
Accruals and other	742,045	1,216,600
Deferred rent	176,893	198,945

	49,700,226	53,987,504
Less valuation allowance	(49,700,226)	(53,987,504)

Net deferred tax assets	$—	$—